RYDEX SERIES FUNDS

                              MANAGED FUTURES FUND

                    Supplement dated January 22, 2007 to the
                  Rydex Series Funds H-Class Shares Prospectus
                             Dated January 22, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUS (THE "PROSPECTUS") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THAT PROSPECTUS.
--------------------------------------------------------------------------------
Initial Offering of H-Class Shares. The Managed Futures Fund (the "Fund") will initially offer H-Class Shares for sale during a period scheduled to begin on January 22, 2007 and to end at the close of business (4:00 p.m. Eastern Time) on March 2, 2007, subject to change (the "Subscription Period"). During the Subscription Period, H-Class Shares will only be offered through brokers/dealers participating in the Subscription Period ("Participating Dealers").

During the Subscription Period, you may place an order to purchase H-Class Shares of the Fund through Participating Dealers at a price of $25.00 per share. Orders placed during the Subscription Period will become firm orders upon the close of business on March 2, 2007, unless the Subscription Period is extended. The funds necessary to cover the cost of the order placed must be available in your Participating Dealer's account by the close of business on March 5, 2007. The Fund will not accept payment for orders prior to March 5, 2007. Orders received by Participating Dealers during the Subscription Period will be processed and confirmed via the National Securities Clearing Corporation
Fund/SERV platform (the "NSCC"). Participating Dealers will be entitled to receive any applicable sales loads on purchase orders upon processing of the orders through the NSCC. Orders to purchase shares of the Fund received after the Subscription Period will be invested in the Fund at the Fund's then current net asset value.

The Fund intends to commence investing its assets consistent with its investment objective and strategies on March 5, 2007. However, the Fund reserves the right to delay the Fund's commencement of operations and extend the Subscription Period upon notice to Participating Dealers.

You may rescind your order to purchase H-Class Shares of the Fund at any time during the Subscription Period. Participating Dealers may cancel such orders during the Subscription Period via the Fund Delete or Firm Delete function on NSCC.

Rydex and its affiliates may sponsor various promotional activities held by the Participating Dealers to promote sales of the Fund during the Subscription Period. During this period, Rydex or its affiliates may also compensate certain Participating Dealers (each a "Selected Dealers"), out of their own resources and at no cost to the investor, for certain marketing support services rendered during the Subscription Period including finders fees, business planning assistance, advertising, educating personnel of the Selected Dealer about the Fund and shareholder financial planning needs, providing placement on the Selected Dealer's list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, and sales representative and management representatives of the Selected Dealer. The level of payments made to each Selected Dealer will generally vary, but may be significant. Such payments may provide an incentive for Selected Dealers to sell shares of the Fund and promote the retention of their customer's assets in the Fund. For more information about compensation paid to Participating Dealers, see "Distribution and Shareholder Services - Compensation to Dealers" in the Fund's Prospectus. For details pertaining to payments made to a Participating Dealer, contact your Participating Dealer for additional information.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RMFHS-1-0107x0307

                               RYDEX SERIES FUNDS

                              MANAGED FUTURES FUND

                    Supplement dated January 22, 2007 to the
            Rydex Series Funds A-Class and C-Class Shares Prospectus
                             Dated January 22, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUS (THE "PROSPECTUS") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THAT PROSPECTUS.
--------------------------------------------------------------------------------
INITIAL OFFERING OF A-CLASS SHARES. The Managed Futures Fund (the "Fund") will initially offer A-Class Shares for sale during a period scheduled to begin January 22, 2007 and to end at the close of business (4:00 p.m. Eastern Time) on March 2, 2007, subject to change (the "Subscription Period"). The Fund's C-Class Shares will not be available for sale during the Subscription Period. During the Subscription Period, A-Class Shares will only be offered through brokers/dealers participating in the Subscription Period ("Participating Dealers").

During the Subscription Period, you may place an order to purchase A-Class Shares of the Fund through Participating Dealers at a price of $25.00 per share plus the applicable sales charge. Purchasers of A-Class Shares will pay a lower initial sales charge during the Subscription Period according to the following schedule:

-----------------------------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                           NORMAL SALES CHARGE(1)      OFFERING SALES CHARGE(1)    DEALER RE-ALLOWANCE(1),(2)
--------------------                           -------------------         ---------------------       -------------------
-----------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                     4.75%                       4.00%                      4.00%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                        3.75%                       3.00%                      3.00%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                        2.75%                       2.25%                      2.25%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                      1.60%                       1.20%                      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or greater                                  0%(3)                       0%(1)                      1.00%(4)
-----------------------------------------------------------------------------------------------------------------------------------

   (1) Rounded to the nearest one-hundredth percent. Because of roun ding of the calculation in determining sales charges, the charges may be m ore or less than those shown in the table.

   (2) Rydex Distributors, Inc. (the "Distributor") has elected to reallow the entire sales load to Participating Dealers for purchases during the Subscription Period. The sales load normally retained by the Distributor amounts to 0.75% for sales less than $250,000, 0.50% for sales of $250,000 but less than $500,000 and 0.40% for sales of $500,000 but less than $1 million.

   (3) For investments of $1 million or more, A-Class Shares are sold without any upfront sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC").

   (4) The Distributor pays the following sales commissions (as a percentage of the offering price) to Participating Dealers that initiate and are responsible for purchases of $1 million or more of A-Class Shares: 1.00% for purchases of $1 million or more.

Orders placed during the Subscription Period will become firm orders upon the close of business on March 2, 2007, unless the Subscription Period is extended. The funds necessary to cover the cost of the order placed must be available in your Participating Dealer's account by the close of business on March 5, 2007. The Fund will not accept payment for orders prior to March 5, 2007. Orders received by Participating Dealers during the Subscription Period will be processed and confirmed via the National Securities Clearing Corporation
Fund/SERV platform (the "NSCC"). Participating Dealers will be entitled to receive any applicable sales loads on purchase orders upon processing of the orders through the NSCC. Orders to purchase shares of the Fund received after the Subscription Period will be invested in the Fund at the Fund's then current net asset value plus any applicable sales charge.

The Fund intends to commence investing its assets consistent with its investment objective and strategies on March 5, 2007. However, the Fund reserves the right to delay the Fund's commencement of operations and extend the Subscription Period upon notice to Participating Dealers.

You may rescind your order to purchase A-Class Shares of the Fund at any time during the Subscription Period. Participating Dealers may cancel such orders during the Subscription Period via the Fund Delete or Firm Delete function on NSCC.

Rydex and its affiliates may sponsor various promotional activities held by the Participating Dealers to promote sales of the Fund during the Subscription Period. During this period, Rydex or its affiliates may also compensate certain Participating Dealers (each a "Selected Dealers"), out of their own resources and at no cost to the investor, for certain marketing support services rendered during the Subscription Period including finders fees, business planning assistance, advertising, educating personnel of the Selected Dealer about the Fund and shareholder financial planning needs, providing placement on the Selected Dealer's list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, and sales representative and management representatives of the Selected Dealer. The level of payments made to each Selected Dealer will generally vary, but may be significant. Such payments may provide an incentive for Selected Dealers to sell shares of the Fund and promote the retention of their customer's assets in the Fund. For more information about compensation paid to Participating Dealers, see "Distribution and Shareholder Services - Compensation to Dealers" in the Fund's Prospectus. For details pertaining to payments made to a Participating Dealer, contact your Participating Dealer for additional information.
--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RMFACS-1-0107x0307